SHARE-BASED COMPENSATION	9 Months Ended
Sep. 27, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor		Predecessor
	For the three months ended September 27, 2013	For the period September 8, 2012 through September 28, 2012	For the period June 30, 2012 through September 7, 2012
Share-based compensation expense	$1,401	$7,013	$12,501

	Successor		Predecessor
	For the nine months ended September 27, 2013	For the period September 8, 2012 through September 28, 2012	For the period December 31, 2011 through September 7, 2012
Share-based compensation expense	$3,933	$7,013	$15,169

As of September 27, 2013, there was $13.0 million of total unrecognized share-based compensation expense related to unvested share-based payment awards. The expense is expected to be recognized over a weighted-average period of 3.7 years. In connection with the Merger transactions, share-based compensation of $18.3 million was recognized and included in merger related expenses in both the Predecessor and the Successor statements of operations for the periods December 31, 2011 through September 7, 2012 and September 8, 2012 through September 28, 2012.

During the three months ended September 27, 2013, the Company granted 2,404 time-based option awards with a weighted-average grant date fair value of $126.43, and 2,404 performance-based stock option awards with a weighted-average grant date fair value of $124.34, under the Interline Brands, Inc. 2012 Option Plan (the "2012 Plan").

During the nine months ended September 27, 2013, the Company granted 11,264 time-based option awards with a weighted-average grant date fair value of $124.16, and 7,343 performance-based stock option awards with a weighted-average grant date fair value of $122.74, under the 2012 Plan. During the period from December 31, 2011 through September 7, 2012, the Company granted 241,489 stock options with a weighted-average grant date fair value of $7.84, under the 2004 Equity Incentive Plan (the "2004 Plan").

See Note 14 of the 2012 Annual Report on Form 10-K for a description of the 2004 and 2012 Plans. The fair values of stock options were estimated at the date of grant using the Black-Scholes option-pricing model.

The Black-Scholes weighted-average assumptions were as follows:

	Successor				Predecessor
	For the three months ended September 27, 2013		For the nine months ended September 27, 2013		For the period December 31, 2011 through September 7, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	$255.00	$255.00	N/A
Expected volatility	48.6%	49.2%	48.6%	49.1%	43.5%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	1.8%	1.7%	1.3%	1.3%	0.8%
Expected life (in years)	6.5	6.2	6.5	6.2	5.0

A summary of stock options activity under the 2012 Plan for the nine months ended September 27, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	18,607	$255.00
Forfeited	1,503	$255.00
Outstanding at September 27, 2013	215,857	$222.51	7.4	$7,013
Vested or expected to vest at September 27, 2013	213,850	$222.21	7.4	$7,013
Exercisable at September 27, 2013	65,079	$147.24	3.6	$7,013
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

During the three months ended September 27, 2013, there were no stock options exercised. During the period from June 30, 2012 through September 7, 2012 there were 928 stock options exercised with an intrinsic value of less than $0.1 million.

During the nine months ended September 27, 2013, there were no stock options exercised. During the period from December 31, 2011 through September 7, 2012 there were 156,297 stock options exercised with an intrinsic value of $1.4 million.